Financial Expense - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial Expense
Finance costs	€ 3,337	€ 1,445	€ 7,579	€ 2,436
Exchange differences	€ 2,772	€ 1,115	€ 6,141	€ 1,435
Appreciation of euro, percentage			12.81%